Note 6 - Goodwill and Intangible Assets (Details) - Future Amortization Expense (USD $)	Dec. 31, 2013	Dec. 31, 2012
Future Amortization Expense [Abstract]
2014	$ 40,000
2015	40,000
2016	40,000
2017	36,000
Total	$ 156,000	$ 195,000